SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2016
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of presentation
(a)	Basis of presentation

The consolidated financial statements of the Company have been prepared in accordance with the accounting principles generally accepted in the United States of America ("U.S. GAAP").

Certain accounts and balances in the 2014 and 2015 consolidated financial statements and the related notes have been retrospectively adjusted to reflect the effect of discontinued operations as described in Note 3.

Basis of consolidation
(b)	Basis of consolidation

The consolidated financial statements of the Company include the financial statements of CDTV Holding, its subsidiaries, and consolidated VIEs. All inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates
(c)	Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenues, costs and expenses in the consolidated financial statements and accompanying notes. Significant accounting estimates reflected in the Company's consolidated financial statements include the allowance for doubtful accounts, valuation of inventories, valuation allowance for deferred income tax assets, impairment of long-lived assets, and fair value valuations of share-based payments. The current economic environment has increased the degree of uncertainty inherent in these estimates and assumptions.

Cash and cash equivalents
(d)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have maturities of three months or less when purchased.

Accounts receivable and allowance for doubtful accounts
(e)	Accounts receivable and allowance for doubtful accounts

Accounts receivable are stated at the amount the Group expects to collect. The Group maintains allowances for doubtful accounts for estimated losses. Management considers the following factors when determining the collectability of specific accounts: historical experience, credit worthiness of the clients, aging of the receivables and other specific circumstances related to the accounts. Allowance for doubtful accounts is made and recorded into general and administrative expenses based on aging of accounts receivable and on any specifically identified accounts receivable that may become uncollectible. The accounts receivable balance shall be charged off in the period in which the accounts receivables are deemed uncollectible.

From time to time, certain accounts receivable balances are settled in the form of notes receivable. As of December 31, 2016, notes receivable represents bank acceptance drafts that are non-interest bearing and due within six months. Upon maturity of the bank acceptance drafts, the Group collects the face amount from the banks.

Investment
(f)	Investment

Equity method investments

Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%, and other factors, such as representation on the investee's Board of Directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate.

An impairment charge is recorded if the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary. The Group did not incur any impairment loss on equity method investments for the years ended December 31, 2014, 2015 and 2016.

Cost method investments

Investee companies over which the Group does not have significant influence or a controlling interest are carried at cost and recognized as income for any dividend received from distribution of the investee's earnings.

An impairment charge is recorded if the carrying amount of the investment exceeds its fair value and determined to be other-than-temporary.

Financial instruments
(g)	Financial instruments

Financial instruments of the Group primarily consist of cash and cash equivalents, restricted cash, term deposits, notes receivable, accounts receivable, and accounts payable. The carrying values of the Group's financial instruments approximate their fair values, principally because of the short-term maturity of these instruments or their terms.

Concentration of credit risk
(h)	Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, term deposits, notes receivable and accounts receivable. The Group places their cash and cash equivalents, restricted cash and term deposits in financial institutions with high-credit ratings and quality.

Approximately 94.5% of the Group's cash deposits were placed with two commercial banks in the PRC as of December 31, 2016. The Group takes into account a number of factors, including, among other things, the industry rankings, credit rating and reputation, in determining the creditworthiness and quality of the financial institutions in the PRC with which it has placed its cash and cash equivalents, restricted cash and term deposits (collectively “cash deposits”). The following table sets forth information relating to the three largest proportions of the Group's cash deposits held by banks as of December 31, 2015 and 2016, respectively.

Details of the banks accounting for 10% or more of total cash deposits are as follows:

	As of December 31,
Bank	2015	2016
	%	%

Bank A	82.7	83.7
Bank B	*	10.8
Bank C	16.2	*

*              The amount was less than 10%.

The Group conducts credit worthiness evaluations of customers and generally does not require collateral or other security from customers.

Customers accounting for 10% or more of total revenues from continuing operations are as below:

	For years ended December 31,
Customer	2014	2015	2016
	%	%	%

Customer A	-	54.8	40.5
Customer B	-	*	14.6
Customer C	25.5	-	-
Customer D	23.8	-	-

*           The amount was less than 10%.

Inventories
(i)	Inventories

Inventories are stated at the lower of cost or market value. Cost is determined using the weighted average method. The components of inventory cost include raw materials, processing cost of finished goods and purchase cost of products. Inventories are written down for obsolescence based upon estimates of future demand, technology developments, and market conditions.

Property and equipment
(j)	Property and equipment

Property and equipment are carried at cost less accumulated depreciation and any recorded impairment. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Computer and electronic equipment	3 years
Furniture and fixture	5 years
Leasehold improvement	Shorter of useful life of the asset or the lease term
Motor vehicles	5 years

Costs of repairs and maintenance are expensed as incurred and asset improvements are capitalized. The cost and related accumulated depreciation of assets disposed of or retired are removed from the accounts, and any resulting gain or loss is reflected in earnings.

Intangible assets
(k)	Intangible assets

Intangible assets, other than goodwill, acquired in connection with a business combination are estimated by management with the assistance of a third party valuer based on the fair value of the assets acquired.

Identifiable intangible assets are carried at cost less accumulated amortization. Amortization of intangible assets with finite useful lives is computed using the straight-line method over the following estimated average useful lives, which are as follows:

Core technology	3 years
Customer relationship	9.5 years

Impairment of long-lived assets other than goodwill
(l)	Impairment of long-lived assets other than goodwill

The Group evaluates the recoverability of long-lived assets, including property and equipment and intangible assets with finite useful lives, whenever events or changes in circumstances indicate that a long-lived asset's carrying amount may not be recoverable. The Group measures the carrying amount of long-lived asset (assets group) against the estimated undiscounted future cash flows associated with the asset (assets group). Impairment exists when the sum of the undiscounted cash flows expected to be generated by that asset is less than the carrying value of the asset (assets group) being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset (assets group) exceeds its fair value. Fair value is estimated based on various techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Group to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

The Group did not incur any impairment loss on long-lived assets for the years ended December 31, 2014, 2015 or 2016.

Goodwill
(m)	Goodwill

The excess of the purchase price over the fair value of identifiable net assets acquired in a business combination is recorded on the consolidated balance sheet as goodwill. Goodwill is not amortized but is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired.

Goodwill is tested for impairment at the reporting unit level on an annual basis and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. These events or circumstances could include a significant change in the stock prices, business climate, legal factors, operating performance indicators, competition, or sale or disposition of a significant portion of a reporting unit.

Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit. Estimating fair value is performed by utilizing various valuation techniques, with a primary technique being a discounted cash flow which requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long term rate of growth for the Company's business, estimation of the useful life over which cash flows will be generated, and determination of the Company's weighted average cost of capital.

In the evaluation of the goodwill for impairment, the Group may first assess qualitative factors to determine whether it is "more likely than not" that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. If it is more likely than not that the fair value of a reporting unit is less than its carrying amount, goodwill is then tested following a two-step process. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit's goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. The Group has determined to perform the annual impairment test on December 31 of each year. The Group did not incur any impairment loss on goodwill for the years ended December 31, 2014, 2015 or 2016.

Revenue recognition
(n)	Revenue recognition

The Group’s revenues are principally derived from sales of products and services, and are recorded net of value added tax (“VAT”). Revenue is recognized when all of the following conditions are met: persuasive evidence of an arrangement exists, delivery of the products has occurred or services have been rendered, the price is fixed or determinable and collectability is reasonably assured. These criteria are related to each of the following major revenue generating activities described below.

Specifically, sales of products include:

(1)	Sales of smart cards; and
(2)	Sales of other products.

Sales of services include the following arrangements:

(1)	Cloud-based application platform (“cloud platform”) operating services;
(2)	Head-end software, hardware and related system integration service ("SI service");
(3)	Head-end system development service ("SD service");
(4)	Licensing income; and
(5)	Royalty income.

All the revenues from sales of smart cards, licensing and royalty fees and substantially all of SI service and SD service were derived from the operation of Super TV. Since Super TV was disposed by the Company in December 2016, the related revenues are included in income from operations of discontinued operations for all the periods presented (see Note 3).

Sales of smart cards

Smart cards are manufactured by third-party manufacturers based on the Group’s blueprints. When the Group receives these products from the manufacturers, the Group programs each one with a unique security code so that it can communicate with the Group’s CA Systems.

For sales to customers in the PRC, revenue is recognized when acceptance of delivery is signed by customers. Whereas sales to customers outside the PRC, revenue is recognized when delivery occurs according to the term in agreements with customers.

The Group also offers a certain amount of free cards when the cumulative volume of smart card purchases from the same customer is greater than a set volume during a specific period. The Group accounts for volume based sales incentives as deferred revenue which is deducted against the initial revenue.

The Group generally guarantees the quality of smart cards for periods ranging from one to three years, and if any smart cards are found defective during the warranty period, the Group is obligated to replace them at the Group’s cost. Historically, the defect rate of smart cards has been low and the Group accrues warranty liabilities based on historical information.

Sales of others products

The Group also derives revenues from the sales other products.

For sales to customers in the PRC, revenue is recognized when acceptance of delivery is signed by customers. Whereas sales to customers outside the PRC, revenue is recognized when delivery occurs according to the term in agreements with customers.

The Group guarantees the quality of a part of the products for a period after sale, and if any products are found defective during the warranty period, the Group is obligated to replace them at the Group’s cost. Historically, the defect rate has been low and the Group accrues warranty liabilities based on historical information.

Cloud platform operating services

The Group enters into agreements with cable TV network operators and publishes games developed by third party game developers onto the cloud platforms. The end users are able to access the cloud platforms on cable TV. The cloud platforms enable the end users to purchase in-game virtual items by converting virtual currencies, which is purchased in the uniform platform virtual currency system. The cable TV network operators receive the service fees paid by end users and they will pay the Group a pre-agreed portion of the cash received.

The Group views cable TV network operators as the Group’s customers. In the arrangements with cable TV network operators, cable TV network operators enter into agreements with end users and are in the role of operating the cable TV network system. The Group’s cloud platform service is one of the value added services embedded in the cable TV network system.

The Group is not able to estimate amount of revenue before billing statements are mutually agreed with cable TV network operators. Amount of revenue earned is only determinable, when the Group receives billing statements from cable TV network operators.

The Group considers itself as the primary obligor, as it operates the cloud platforms, including initiating promotion activities, providing bug fixing and upgrades services of the platforms, maintaining virtual currency system, managing interfaces of the platform, and maintaining the servers, as needed. In addition, the Group has the discretion in supplier selection and the latitude in establishing price. As such, the Group recognizes such revenue on a gross basis.

Once the end users convert the platform virtual currency to in-game virtual items, the in-game virtual items are normally used by the end users in a very short period of time. In addition, substantially most of the in-game virtual items can be used only once and provide one-time advantages to the end users upon usage in the game without further substantial benefits.

At each period end, the Group summarizes consumed virtual currencies and the balance of unconsumed virtual currencies. The Group recognizes revenue for consumed virtual currencies based on the billing statements mutually agreed with cable TV network operators and defers revenue for unconsumed balance as of each period end.

SI service

For cloud platform and CA System, the Group signs contracts with cable network operators to install and integrate the Group’s software with the hardware and software purchased from third-party suppliers.

Deliverables of SI service include: software, hardware, integration, installation, and post-contract customer support ("PCS").

For multi-element arrangements of SI service, which include delivery, integration, and installation of hardware products containing software essential to the hardware product’s functionality, and provision of PCS. The Group allocates revenue to deliverables based on their relative selling prices. In such circumstances, the Group uses a hierarchy to determine the selling price to be used for allocating revenue to deliverables: (i) vendor-specific objective evidence of fair value (“VSOE”), (ii) third-party evidence of selling price (“TPE”) and (iii) best estimate of selling price (“ESP”). VSOE generally exists only when the Group sells the deliverable separately and is the price actually charged by the Group for that deliverable. ESPs reflect the Group’s best estimates of what the selling prices of elements would be if they were sold regularly on a stand-alone basis.

When the Group delivers the hardware and software, installs and integrates them together to customers, customers sign the preliminary acceptance. Final acceptance is typically signed six months to one year after the issuance of the preliminary acceptance if no major technical problems are discovered. Hardware, software, integration, and installation are considered delivered to customers when preliminary acceptance is signed because only at that time customers are able to use the integrated system. Therefore, revenue for the SI service, except PCS, is recognized when the installation and integration of software is completed, which is indicated by obtaining the preliminary acceptance from customers. The Group defers the revenue for PCS and recognizes it over the period of PCS.

SD service

The Group develops head-end system applications relating to cloud platform and digital TV technology for its customers.

Deliverables in SD service include the completed software application. A few arrangements also include free PCS for a period, generally less than one year, starting from customer acceptance. Payment terms vary based on the stage of the service. Normally a portion of the contract amount is paid when the contract is signed, and the remaining is paid upon the completion of the project and customer acceptance. The cost of providing free PCS has historically been insignificant.

Because a system development arrangement requires significant production, modification, or customization of software, the Group refers to Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 605-35, "Construction-Type and Production-Type Contracts" for revenue recognition. As the system development service is generally completed within several weeks or months, the completed-contract method is used. Revenue for system development is recognized when the system development is finished and accepted by the customer.

Licensing income

The Group coordinates with network operators to produce set-top boxes compatible with the Group’s CA Systems. The Group enters into contracts with set-top box manufacturers selected by the network operators and provides these manufacturers with CA Systems terminal-end technology that is integrated in the set-top boxes and which permits the unscrambling of digital TV broadcasts that have been transmitted by TV network operators who use the Group’s CA Systems. The Group provides testing and certifying service on the CA Systems’ terminal-end technology so that the set-top box is compatible with the Group’s CA system. The set-top box manufacturers pay the Group a one-time license fee, which includes a testing and certifying fee, for obtaining the blueprints and technologies. According to the contracts, these manufacturers are required to provide a set-top box prototype to the Group in order to obtain a certificate from the Group which indicates the set-top box is compatible with the Group’s CA Systems and suitable for mass-production. The licenses to set-top box manufacturers are perpetual once provided. No PCS is offered in the licensing arrangement.

Licensing income is recognized when all revenue recognition criteria have been met, which is indicated by the Group receiving acceptance note of license issued by the set-top box manufacturers.

Royalty income

The Group receives royalties on sales of CA Systems terminal-end technology from set-top box manufacturers. Royalty revenue is recognized when both of the following criteria are met: (1) sales reports are received from set-top box manufacturers; and (2) payments are received.

VAT and VAT refund
(o)	VAT and VAT refund

VAT on sales is calculated at 17% on revenue from product sales and SI Services or 6% on revenue from other services and subsequently paid to the PRC tax authorities after netting input VAT on purchases. The excess of output VAT over input VAT is reflected in Accrued expenses and other current liabilities, and the excess of input VAT over output VAT is reflected in Prepaid expenses and other current assets in the consolidated balance sheets.

For certain software related products that qualify as "software products" by PRC tax authorities, the Group pays VAT at 17% first and then receives a 14% refund. The Group records VAT refund receivables on an accrual basis. VAT refund is recorded in revenue in the consolidated statements of comprehensive income (loss).

Taxes And Surcharges
(p)	Taxes and surcharges
  The Company’s PRC subsidiaries and consolidated VIEs are subject to taxes and surcharges which are calculated based on the net amounts of VAT payable to tax authority.

Government subsidies
(q)	Government subsidies

Government subsidies mainly represent amounts granted by local government authorities as an incentive for companies to promote economic development of the local technology industry. When the Group receives the subsidies related to government sponsored projects, the subsidies are recorded as a liability and are recognized as subsidy income when there is no further performance obligation. Government subsidies that compensate the acquisition cost of an asset are recognized in profit or loss over the useful life of the asset as other income. Subsidy income of $1, $197 and $460 from continuing operations were recognized in other income and $2,111, $1,250 and $863 from discontinued operations were recognized in income from operations of discontinued operations, for the years ended December 31, 2014, 2015 and 2016, respectively.

Operating leases
(r)	Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of comprehensive income (loss) on a straight-line basis over the lease periods.

Foreign currency translation
(s)	Foreign currency translation

The functional and reporting currency of the Company is the US dollar. The functional currency of the Company's subsidiaries outside the PRC is the US dollar. The functional currency of the Company's subsidiaries and consolidated VIEs in the PRC is Renminbi ("RMB").

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates. Transactions in currencies other than the applicable functional currencies during the year are converted into the functional currencies at the applicable rates of exchange prevailing at the transaction dates. Transaction gains and losses are recognized in the consolidated statements of comprehensive income (loss).

For translating the financial statements of the Company's PRC subsidiaries (including consolidated VIEs) into the reporting currency of the Company (US dollar), assets and liabilities are translated from each subsidiary's functional currency to the reporting currency at the exchange rate on the balance sheet date. Equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the period. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income (loss) in the consolidated statements of comprehensive income (loss).

When the Company deconsolidates any of its subsidiaries which functional currencies are not US Dollar, the amount of accumulated other comprehensive income related to foreign currency translation adjustment of the deconsolidated subsidiaries will be reclassified to profit or loss and included in the calculation of gain or loss from deconsolidation.

Since the RMB is not a fully convertible currency, all foreign exchange transactions involving RMB must take place either through the People’s Bank of China ("PBOC") or other institution authorized to buy and sell foreign exchange. The exchange rates adopted for the foreign exchange transactions are the rates of exchange quoted by the PBOC.

Income taxes
(t)	Income taxes

Deferred income taxes are provided using the asset and liability method. Under this method, deferred income taxes are recognized for net operating losses available for carry-forwards and temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis using enacted tax rates in effect for the years in which the differences are expected to reverse. A valuation allowance is provided to reduce the amount of deferred income tax assets if it is considered more likely than not that some portion of, or all of the deferred income tax assets will not be realized.

Income taxes are provided for in accordance with the laws and regulations applicable to the Group as enacted by the relevant tax authorities. The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than not to be sustained upon audit of the related tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group records interest and penalties related to unrecognized tax benefits (if any) in interest expenses and general and administrative expenses,  respectively.

Net income per share
(u)	Earnings/(loss) per share

Basic earnings/(loss) per ordinary share is computed by dividing net income/(loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted earnings/(loss) per ordinary share reflect the potential dilution that could occur if dilutive potential common shares were exercised or converted into ordinary shares. The Group has stock options which could potentially dilute basic earnings/(loss) per share. The dilutive effect of stock options is computed using the treasury stock method. Potential dilutive securities are not included in the calculation of diluted earnings/(loss) per share if the impact is anti-dilutive.

Research and development expenses
(v)	Research and development expenses

Research and development expenses are costs incurred in the development of the Group's products and technologies, including significant improvements and refinements to existing products and services. All research and development expenses are expensed as incurred.

Share-based compensation
(w)	Share-based compensation

Share-based payment transactions with employees and directors are measured based on the grant date fair value of the equity instrument issued. Share-based compensation expenses, net of an estimated forfeiture rate, are recognized over the requisite service period based on the graded vesting attribution method, with a corresponding impact reflected in additional paid-in capital.

The Group recognizes the estimated compensation expenses of performance-based stock options based on the grant date fair value. The awards are earned upon attainment of identified performance goals. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of stock compensation expense to be recognized in future periods.

Forfeitures are estimated at the time of grant and revised in the subsequent periods if actual forfeitures differ from those estimates. The Group uses historical data to estimate pre-vesting option forfeitures and record share-based compensation expenses only for those awards that are expected to vest.

A change in any of the terms or conditions of share options shall be accounted for as a modification of the plan. Therefore, the Group calculates incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested options, the Group would recognize incremental compensation cost in the period the modification occurred and for unvested options, the Group would recognize, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

Fair value
(x)	Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

⋅	Level 1-inputs are based upon unadjusted quoted prices for identical assets or liabilities traded in active markets.

⋅
Level 2-inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

⋅
Level 3-inputs are generally unobservable and typically reflect management's estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques.

The carrying amounts of cash and cash equivalents, restricted cash, term deposits, notes receivable, accounts receivable, and accounts payable, as of December 31, 2015 and 2016, approximate fair value because of the short maturity of these instruments.

The Group measures certain financial assets, including cost method investment and equity method investments, at fair value on a nonrecurring basis only if an impairment loss were to be recognized. The Group’s non-financial assets, such as intangible assets, goodwill and property and equipment, would be measured at fair value only if they were determined to be impaired.

Business combinations
(y)	Business combinations

Business combinations are recorded using the acquisition method of accounting. The purchase price of the acquisition is allocated to the tangible assets, liabilities, identifiable intangible assets acquired and noncontrolling interest, if any, based on their estimated fair values as of the acquisition date. The excess of the purchase price over those fair values is recorded as goodwill. If the purchase price is less than those fair values, the difference is recognized directly in the consolidated statements of comprehensive income (loss). Acquisition-related expenses and restructuring costs are expensed as incurred.

In a business combination achieved in stages, the Group remeasures its previously held equity interest in the acquiree immediately before obtaining control at its acquisition-date fair value and the re-measurement gain or loss, if any, is recognized in earnings.

Where the consideration in an acquisition includes contingent consideration and the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability, it is subsequently carried at fair value with changes in fair value reflected in earnings.

Transactions between entities under common control
(z)	Transactions between entities under common control

When accounting for a transfer of assets or exchange of shares between entities under common control of the Company, the carrying amounts of the assets and liabilities transferred shall remain unchanged subsequent to the transaction, and no gain or loss shall be recorded in the Company's consolidated statements of comprehensive income (loss).

Commitments and contingencies
(aa)	Commitments and contingencies

In the normal course of business, the Group is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations, shareholder lawsuits, and non-income tax matters. An accrual for a loss contingency is recognized when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed.

Discontinued operations
(bb)	Discontinued operations

The Company reports disposal of subsidiaries in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on the Company’s operations and financial results, when either the subsidiaries are classified as held for sale or are disposed by sale.

When a discontinued operation is disposed of before being classified as held for sale, the Company presents the assets and liabilities of the discontinued operation separately from other assets and liabilities on the consolidated balance sheet before the period that includes the disposal.

Segment reporting
(cc)	Segment reporting

The Company considers the internal reporting used by the Company’s chief operating decision maker for making operating decisions about the allocation of resources of the segment and the assessment of its performance in determining the Company’s reportable operating segments. Management has determined that the Company has one operating segment, which is digital television related products and services.

Recently adopted accounting standards
(dd)	Recently adopted accounting standards

In November 2015, the FASB issued Accounting Standard Update (“ASU”) No. 2015-17, Balance Sheet Classification of Deferred Taxes, which requires all deferred tax assets and liabilities, and related valuation allowances, to be classified as noncurrent on the Company’s consolidated balance sheets. ASU No. 2015-17 is effective for the Company for annual periods in fiscal years beginning after December 15, 2017, and requires either prospective or retrospective adoption. The Company elected to early adopt the new standard retrospectively in 2016, which resulted in the reclassifications of $69 from current to noncurrent deferred income tax assets, and $2,946 and $5,334 from current to noncurrent assets and liabilities of Super TV, respectively, within the consolidated balance sheet as of December 31, 2015.

Recently issued accounting pronouncements not yet adopted
(ee)	Recently issued accounting pronouncements not yet adopted

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers. This ASU requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. An entity should also disclose sufficient quantitative and qualitative information to enable users of financial statements to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. In December 2015, the FASB issued ASU No. 2015-14, Revenue from Contracts with Customers, which deferred the effective date of ASU No. 2014-09. In March 2016, the FASB issued ASU No. 2016-08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net) which clarifies the implementation guidance on principal versus agent considerations. The guidance includes indicators to assist an entity in determining whether it controls a specified good or service before it is transferred to the customers. The new standard is effective for annual reporting periods beginning after December 15, 2017, with early adoption permitted for annual reporting periods beginning after December 15, 2016. The new standard may be applied retrospectively to each prior period presented or retrospectively with the cumulative effect recognized as of the date of adoption. The Group plans to complete its evaluation by the third quarter of 2017, including an assessment of the new expanded disclosure requirements and a final determination of the transition method the Group will use to adopt the new standard.

In February 2016, the FASB issued ASC Topic 842, Leases through ASU No. 2016-02. ASC Topic 842 requires a lessee to recognize all leases, including operating leases, on balance sheet via a right-of-use asset and lease liability, unless the lease is a short-term lease. All (or a portion of) fixed payments by the lessee to cover lessor costs related to ownership of the underlying assets, or executory costs, that do not represent payments for a good or service will be considered lease payments and reflected in the measurement of lease assets and lease liabilities by lessees. The new standard does not substantially change lessor accounting from current U.S. GAAP. The new standard also requires lessees and lessors to disclose more qualitative and quantitative information about their leases than current U.S. GAAP does. The standard is applied retrospectively, with elective reliefs. The new standard is effective for annual and interim reporting periods beginning after December 15, 2018 for a public business entity. Early adoption is permitted. The Group is currently evaluating the impact ASU No. 2016-02 will have on its consolidated financial statements.

In March 2016, the FASB issued ASU No. 2016-09, Compensation-Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting. ASU No. 2016-09 was issued as part of the FASB’s simplification initiative aimed at reducing costs and complexity while maintaining or improving the usefulness of financial information. This update involves several aspects of the accounting for share-based payment transactions, including the income tax consequences, forfeitures, statutory tax withholding requirements, and classification in the statement of cash flows. This ASU is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. Early adoption is permitted for any interim or annual period. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period, and the entity must adopt all of the amendments in the same period. The Group does not expect the adoption of ASU No. 2016-09 will have a material impact on its consolidated financial statements.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows – Classification of Certain Cash Receipts and Cash Payments, which clarifies the presentation and classification of certain cash receipts and cash payments in the statement of cash flows. This guidance is effective for financial statements issued for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted. The Group is currently evaluating the impact ASU No. 2016-15 will have on its consolidated financial statements.

In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows - Restricted cash. This ASU requires companies to include cash and cash equivalents that have restrictions on withdrawal or use in total cash and cash equivalents on the statement of cash flows. This ASU is effective for public business entities for annual and interim periods in fiscal years beginning after December 15, 2017. Early adoption is permitted, including adoption in an interim period. If an entity early adopts the amendments in an interim period, adjustments should be reflected at the beginning of the fiscal year that includes that interim period. The amendments in this Update should be applied using a retrospective transition method to each period presented. The Group is currently evaluating the impact ASU No. 2016-15 will have on its consolidated financial statements.